Consolidated Statements of Shareholders' Equity - CNY (¥) ¥ in Thousands	Total	Class A ordinary shares	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Treasury Stock	Additional paid-in capital	Statutory reserves	Accumulated deficits	Accumulated other comprehensive income loss	Noncontrolling interests
Balance at Dec. 31, 2022	¥ 1,265,223		¥ 17,499	¥ 22,053		¥ 1,636,822	¥ 99,547	¥ (411,074)	¥ (45,402)	¥ (54,222)
Balance (in shares) at Dec. 31, 2022			264,998,965	317,325,360
Share-based compensation	3,713					3,713
Repurchase of ordinary shares	(655)				¥ (655)
Repurchase of ordinary shares (in shares)					(2,044,080)
Closure of subsidiaries	(548)						(205)	205		(548)
Foreign currency translation adjustment	5,005								5,005
Net (loss)/income	(109,115)							(102,496)		(6,619)
Balance at Dec. 31, 2023	1,163,623		¥ 17,499	¥ 22,053	¥ (655)	1,640,535	99,342	(513,365)	(40,397)	(61,389)
Balance (in shares) at Dec. 31, 2023			264,998,965	317,325,360
Balance at Dec. 31, 2022	1,265,223		¥ 17,499	¥ 22,053		1,636,822	99,547	(411,074)	(45,402)	(54,222)
Balance (in shares) at Dec. 31, 2022			264,998,965	317,325,360
Balance at Dec. 31, 2025	1,108,315		¥ 17,499	¥ 22,053	¥ (1,480)	1,642,094	100,214	(567,455)	(41,782)	(62,828)
Balance (in shares) at Dec. 31, 2025			264,998,965	317,325,360
Treasury stock, shares					(2,044,080)
Balance at Dec. 31, 2023	1,163,623		¥ 17,499	¥ 22,053	¥ (655)	1,640,535	99,342	(513,365)	(40,397)	(61,389)
Balance (in shares) at Dec. 31, 2023			264,998,965	317,325,360
Share-based compensation	1,542					1,542
Repurchase of ordinary shares	(825)				¥ (825)
Repurchase of ordinary shares (in shares)					(3,763,008)
Closure of subsidiaries	(1,076)						(218)	218		(1,076)
Foreign currency translation adjustment	3,092								3,092
Net (loss)/income	(52,946)							(53,554)		608
Balance at Dec. 31, 2024	¥ 1,113,410		¥ 17,499	¥ 22,053	¥ (1,480)	1,642,077	99,124	(566,701)	(37,305)	(61,857)
Balance (in shares) at Dec. 31, 2024			264,998,965	317,325,360
Treasury stock, shares	5,807,088				(5,807,088)
Share-based compensation	¥ 17					17
Appropriation to statutory reserves							1,090	(1,090)
Dividends paid to noncontrolling shareholders	(1,000)									(1,000)
Foreign currency translation adjustment	(4,477)								(4,477)
Net (loss)/income	365							336		29
Balance at Dec. 31, 2025	¥ 1,108,315		¥ 17,499	¥ 22,053	¥ (1,480)	¥ 1,642,094	¥ 100,214	¥ (567,455)	¥ (41,782)	¥ (62,828)
Balance (in shares) at Dec. 31, 2025			264,998,965	317,325,360
Treasury stock, shares	5,807,088	5,807,088			(5,807,088)